Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Allowances and reserves	$ 181,706	$ 155,354
Impairment on intangible assets		818,935
Net operating loss carried forward	2,418,846	3,789,703
Valuation reserve	(2,600,552)	(4,763,992)
Deferred tax assets, non-current